Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BARON SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron Focused Growth Fund

Supplement dated December 22, 2014

to Prospectus dated April 30, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY

Effective February 20, 2015, in connection with the principal investment strategy of Baron Focused Growth Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 11 of the Prospectus, with respect to Baron Focused Growth Fund, the following sentences under “Principal Investment Strategies of the Fund,” which read as follows: “The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized U.S. growth companies. A small-sized growth company is defined as one having a market capitalization of less than $2.5 billion at the time of purchase. A mid-sized growth company is defined as one having a market capitalization of $2.5 billion to $10 billion at the time of purchase.” are deleted in their entirety and replaced with the following: “The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized growth companies. The Adviser defines small- and mid-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution.”

This information supplements the Prospectus dated April 30, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

Baron Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsf_SupplementTextBlock

BARON

FUNDS®

Baron Focused Growth Fund

Supplement dated December 22, 2014

to Prospectus dated April 30, 2014

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY

Effective February 20, 2015, in connection with the principal investment strategy of Baron Focused Growth Fund (the “Fund”), the Prospectus of the Fund is modified as follows:

On page 11 of the Prospectus, with respect to Baron Focused Growth Fund, the following sentences under “Principal Investment Strategies of the Fund,” which read as follows: “The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized U.S. growth companies. A small-sized growth company is defined as one having a market capitalization of less than $2.5 billion at the time of purchase. A mid-sized growth company is defined as one having a market capitalization of $2.5 billion to $10 billion at the time of purchase.” are deleted in their entirety and replaced with the following: “The Fund is a non-diversified fund that invests for the long term primarily in equity securities in the form of common stock of small- and mid-sized growth companies. The Adviser defines small- and mid-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell Midcap Growth Index at reconstitution.”

This information supplements the Prospectus dated April 30, 2014. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.